Business (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Notes to Financial Statements
Empire Capital Fees Resolved	$ 200,000
Cash Settlement with Empire Capital	50,000
Stock Settlement with Empire Capital	22,800
Net Settlement of Disputed Empire Capital Claims	127,200
Deferred Officer Compensation at June 30, 2014	178,164
Stock Issued to Officers and Directors as Settlement	156,502
Net Settlement of Officer and Directors Claims	$ 21,662